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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form 13F-HR

                               Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:       December 31, 2001


Check here if Amendment [ ]; Amendment Number:

     This Amendment (Check only one.):  [ ]   is a restatement.
                                        [ ]   adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:         Cambridge Investments, Ltd.
Address:      600 Montgomery Street
              San Francisco, California 94111


Form 13F File Number: 28-06432

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    Courtney Tozzi
Title:   Vice President
Phone:   (415) 781-0866

Signature, Place, and Date of Signing:
/s/ Courtney Tozzi                       San Francisco, CA     February 5, 2002
------------------------------------    -------------------    ----------------
             [Signature]                    [City, State]           [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
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                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                        0
                                                 -----------

Form 13F Information Table Entry Total:                  10
                                                 -----------

Form 13F Information Table Value Total:            $187,162
                                                 -----------
                                                 (thousands)


List of Other Included Managers:

None
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
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       FORM 13F INFORMATION TABLE - CAMBRIDGE INVESTMENTS LTD. (12/31/01)
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NAME OF ISSUER                TITLE OF CLASS   CUSIP      MARKET    SHARES    SH    PUT    INVESTMENT  MANA-   SOLE    SHARED  NONE
                                                          VALUE     /PRN      /PRN  /CALL  Discretion  GERS
                                                          (x1000)   AMT
------------------------------------------------------------------------------------------------------------------------------------
BAKER HUGHES INC              COMMON STOCK    057224107   15757     432060                 SOLE                432060
------------------------------------------------------------------------------------------------------------------------------------
BJ SVCS CO                    COMMON STOCK    055482103   20594     634648                 SOLE                634648
------------------------------------------------------------------------------------------------------------------------------------
COOPER CAMERON CORP           COMMON STOCK    216640102    9646     239011                 SOLE                239011
------------------------------------------------------------------------------------------------------------------------------------
ENSCO INTL INC                COMMON STOCK    26874Q100   27855    1120926                 SOLE               1120926
------------------------------------------------------------------------------------------------------------------------------------
GLOBAL SANTEFE CORP           SHS             G3930E101   36800    1290332                 SOLE               1290332
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PHILIP MORRIS COS INC         COMMON STOCK    718154107     398       8700                 SOLE                  8700
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NABORS INDS INC               COMMON STOCK    629568106   24404     710874                 SOLE                710874
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NOBLE DRILLING CORP           COMMON STOCK    655042109   19687     578363                 SOLE                578363
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TRANSOCEAN SEDCO FOREX INC    ORD             G90078109   17360     513321                 SOLE                513321
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SMITH INTL INC                COMMON STOCK    832110100   14661     273442                 SOLE                273442
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